Summary of Significant Accounting Policies - Schedule of Noncontrolling Interests (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	¥ 385,752,204	$ 53,663,152	¥ 8,568,730
VIDA [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(39,556,588)	(5,523,457)	(39,704,812)
Viru [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(10,518,406)	(1,463,247)	(141,931)
MicroAlgo [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	¥ 435,827,198	$ 60,649,856	¥ 48,415,473